Expense Example - Class K - BlackRock Advantage ESG U.S. Equity Fund - Class K Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	381
Expense Example, with Redemption, 10 Years	$ 889